Schedule of computation of basic and diluted loss per share (Details) $ / shares in Units, $ / shares in Units, shares in Thousands, $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 SGD ($) $ / shares shares	Jun. 30, 2023 SGD ($) $ / shares shares
Net loss per share attributable to ordinary shareholders
Net loss and other comprehensive loss	$ (9,965)	$ (13,505)	$ (3,999)
Less: Comprehensive loss attributable to non-controlling interest	(9)	(12)	(30)
Comprehensive loss for the period attributable to Ryde Group Ltd	$ (9,956)	$ (13,493)	$ (3,969)
Basic weighted-average ordinary shares outstanding	16,577	16,577	11,702
Basic loss per share attributable to ordinary shareholders | (per share)	$ (0.60)	$ (0.81)	$ (0.34)
Diluted loss per share attributable to ordinary shareholders | (per share)	$ (0.60)	$ (0.81)	$ (0.34)